REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS [Abstract]
Disaggregation of Revenue Sources by Attribute
Disaggregation of our revenue sources by attribute for the years ended December 31 follow:

2021
	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
	(In thousands)
Retail
Overdraft fees	$8,431	$-	$-	$-	$8,431
Account service charges	1,130	-	-	-	1,130
ATM fees	-	1,109	-	-	1,109
Other	-	819	-	-	819
Business
Overdraft fees	609	-	-	-	609
ATM fees	-	24	-	-	24
Other	-	328	-	-	328
Interchange income	-	-	14,045	-	14,045
Asset management revenue	-	-	-	1,689	1,689
Transaction based revenue	-	-	-	914	914

Total	$10,170	$2,280	$14,045	$2,603	$29,098

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,280
Investment and insurance commissions					2,603
Bank owned life insurance					567
Other					3,942
Total					$9,392

2020
	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
	(In thousands)
Retail
Overdraft fees	$5,627	$-	$-	$-	$5,627
Account service charges	2,017	-	-	-	2,017
ATM fees	-	1,173	-	-	1,173
Other	-	769	-	-	769
Business
Overdraft fees	873	-	-	-	873
ATM fees	-	24	-	-	24
Other	-	342	-	-	342
Interchange income	-	-	11,230	-	11,230
Asset management revenue	-	-	-	1,283	1,283
Transaction based revenue	-	-	-	688	688

Total	$8,517	$2,308	$11,230	$1,971	$24,026

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,308
Investment and insurance commissions					1,971
Bank owned life insurance					910
Other					2,332
Total					$7,521

2019
	Service Charges on Deposit Accounts	Other Deposit Related Income	Interchange Income	Investment and Insurance Commissions	Total
	(In thousands)
Retail
Overdraft fees	$7,590	$-	$-	$-	$7,590
Account service charges	2,103	-	-	-	2,103
ATM fees	-	1,368	-	-	1,368
Other	-	965	-	-	965
Business
Overdraft fees	1,515	-	-	-	1,515
ATM fees	-	35	-	-	35
Other	-	422	-	-	422
Interchange income	-	-	10,297	-	10,297
Asset management revenue	-	-	-	1,123	1,123
Transaction based revenue	-	-	-	535	535

Total	$11,208	$2,790	$10,297	$1,658	$25,953

Reconciliation to Consolidated Statement of Operations:
Non-interest income - other:
Other deposit related income					$2,790
Investment and insurance commissions					1,658
Bank owned life insurance					1,111
Other					3,723
Total					$9,282